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                      JOHN HANCOCK VARIABLE SERIES TRUST I

                          SUPPLEMENT DATED MAY 3, 2002

                        TO PROSPECTUS DATED MAY 1, 2002

The following supplements the prospectus dated May 1, 2002 of the John Hancock Variable Series Trust I for the following funds:

                             Large Cap Growth Fund
                              Growth & Income Fund
                        International Equity Index Fund
                            Real Estate Equity Fund
                                  Managed Fund
                                Active Bond Fund
                               Money Market Fund

For each of these funds, you should disregard the average annual total return for the life of fund that is shown in that fund's section of the prospectus under the caption "Past Performance." The correct average annual total return for the life of fund is as follows:

.. For the Large Cap Growth Fund, the average annual total return for the life of fund is 12.49% for the period ended 12/31/2001.
.. For the Growth & Income Fund, the average annual total return for the life of fund is 12.02% for the period ended 12/31/2001.
.. For the International Equity Index Fund,  the average annual total return for the life of fund is 4.98% for the period ended 12/31/2001.
.. For the Real Estate Equity Fund, the average annual total return for the life of fund is 9.20% for the period ended 12/31/2001. In addition, the average annual total return for the 1 year period ending 12/31/2001 should be 6.61%.
.. For the Managed Fund, the average annual total return for the life of fund is
  10.59% for the period ended 12/31/2001.
.. For the Active Bond Fund, the average annual total return for the life of fund is 8.00% for the period ended 12/31/2001.
.. For the Money Market Fund, the average annual total return for the life of fund is 6.69% for the period ended 12/31/2001.

VST LOF SUP 1 (5/02)

                      JOHN HANCOCK VARIABLE SERIES TRUST I

                          SUPPLEMENT DATED MAY 3, 2002

                        TO PROSPECTUS DATED MAY 1, 2002

The following supplements the prospectus dated May 1, 2002 of the John Hancock Variable Series Trust I for the following funds:

                              Growth & Income Fund
                                Active Bond Fund
                               Money Market Fund

For each of these funds, you should disregard the average annual total return for the life of fund that is shown in that fund's section of the prospectus under the caption "Past Performance." The correct average annual total return for the life of fund is as follows:

.. For the Growth & Income Fund, the average annual total return for the life of fund is 12.02% for the period ended 12/31/2001.
.. For the Active Bond Fund, the average annual total return for the life of fund is 8.00% for the period ended 12/31/2001.
.. For the Money Market Fund, the average annual total return for the life of fund is 6.69% for the period ended 12/31/2001.

VST LOF SUP 2 (5/02)

                      JOHN HANCOCK VARIABLE SERIES TRUST I

                          SUPPLEMENT DATED MAY 3, 2002

                        TO PROSPECTUS DATED MAY 1, 2002

The following supplements the prospectus dated May 1, 2002 of the John Hancock Variable Series Trust I for the following funds:

                                Active Bond Fund
                               Money Market Fund

For each of these funds, you should disregard the average annual total return for the life of fund that is shown in that fund's section of the prospectus under the caption "Past Performance." The correct average annual total return for the life of fund is as follows:

.. For the Active Bond Fund, the average annual total return for the life of fund is 8.00% for the period ended 12/31/2001.
.. For the Money Market Fund, the average annual total return for the life of fund is 6.69% for the period ended 12/31/2001.

VST LOF SUP 3 (5/02)

                      JOHN HANCOCK VARIABLE SERIES TRUST I

                          SUPPLEMENT DATED MAY 3, 2002

                        TO PROSPECTUS DATED MAY 1, 2002

The following supplements the prospectus dated May 1, 2002 of the John Hancock Variable Series Trust I for the following funds:

                              Growth & Income Fund
                                Active Bond Fund

For each of these funds, you should disregard the average annual total return for the life of fund that is shown in that fund's section of the prospectus under the caption "Past Performance." The correct average annual total return for the life of fund is as follows:

.. For the Growth & Income Fund, the average annual total return for the life of fund is 12.02% for the period ended 12/31/2001.
.. For the Active Bond Fund, the average annual total return for the life of fund is 8.00% for the period ended 12/31/2001.

VST LOF SUP 4 (5/02)